Segment information	6 Months Ended
Jun. 30, 2017
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
5. Segment information

There are two operating segments. The segment profit measure is Segment EBITDA, which is defined as earnings before interest, taxes, depreciation, amortization and other financial items (gains and losses on derivative instruments and other items, net) less the non-controlling interest in Segment EBITDA. Segment EBITDA is reconciled to operating income and net income in the segment presentation below. The two segments are “Majority held FSRUs” and “Joint venture FSRUs.” In addition, unallocated corporate costs that are considered to benefit the entire organization, interest income from advances to joint ventures and interest expense related to the seller’s credit note and the outstanding balance on the $85 million revolving credit facility are included in “Other.”

For the three and six months ended June 30, 2017, Majority held FSRUs includes the direct financing lease related to the PGN FSRU Lampung and the operating leases related to the Höegh Gallant and Höegh Grace. For the three and six months ended June 30, 2016, Majority held FSRUs includes the direct financing lease related to the PGN FSRU Lampung and the operating lease related to the Höegh Gallant.

As of June 30, 2017 and 2016, Joint venture FSRUs include two 50% owned FSRUs, the Neptune and the GDF Suez Cape Ann, that operate under long term time charters with one charterer.

The accounting policies applied to the segments are the same as those applied in the financial statements, except that i) Joint venture FSRUs are presented under the proportional consolidation method for the segment note and in the tables below, and under equity accounting for the consolidated financial statements and ii) non-controlling interest in Segment EBITDA is subtracted in the segment note to reflect the Partnership’s interest in Segment EBITDA as the Partnership’s segment profit measure, Segment EBITDA. Under the proportional consolidation method, 50% of the Joint Venture FSRUs’ revenues, expenses and assets are reflected in the segment note. Management monitors the results of operations of joint ventures under the proportional consolidation method and not the equity method of accounting. On January 1, 2017, the Partnership began consolidating its acquired 51% interest in the Höegh Grace entities. Since the Partnership obtained control of the Höegh Grace entities, it consolidates 100% of the revenues, expenses, assets and liabilities of the Höegh Grace entities and the interest not owned by the Partnership is reflected as non-controlling interest in net income and non-controlling interest in total equity under US GAAP. Management monitors the results of operations of the Höegh Grace entities based on the Partnership’s 51% interest in Segment EBITDA of such entities and, therefore, subtracts the non-controlling interest in Segment EBITDA to present Segment EBITDA. The adjustment to non-controlling interest in Segment EBITDA is reversed to reconcile to operating income and net income in the segment presentation below.

In time charters, the charterer, not the Partnership, controls the choice of locations or routes the FSRUs serve. Accordingly, the presentation of information by geographical region is not meaningful. The following tables include the results for the segments for the three and six months ended June 30, 2017 and 2016.

	Three months ended June 30, 2017
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment	Elimin-		Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	ations		reporting
Time charter revenues	$35,024	10,225	—	45,249	(10,225)	(1)	$35,024
Total revenues	35,024	10,225	—	45,249			35,024
Operating expenses	(6,693)	(1,984)	(1,400)	(10,077)	1,984	(1)	(8,093)
Construction contract expenses	(151)	—	—	(151)			(151)
Equity in earnings (losses) of joint ventures	—	—	—	—	1,551	(1)	1,551
Less: Non-controlling interest in Segment EBITDA	(5,423)	—	—	(5,423)	5,423	(2)	—
Segment EBITDA	22,757	8,241	(1,400)	29,598
Add: Non-controlling interest in Segment EBITDA	5,423	—	—	5,423	(5,423)	(2)	—
Depreciation and amortization	(5,263)	(2,476)	—	(7,739)	2,476	(1)	(5,263)
Operating income (loss)	22,917	5,765	(1,400)	27,282			23,068
Gain (loss) on derivative instruments	247	(785)	—	(538)	785	(1)	247
Other financial income (expense), net	(8,028)	(3,429)	(1,033)	(12,490)	3,429	(1)	(9,061)
Income (loss) before tax	15,136	1,551	(2,433)	14,254	—		14,254
Income tax expense	(2,042)	—	—	(2,042)	—		(2,042)
Net income (loss)	$13,094	1,551	(2,433)	12,212	—		$12,212
Non-controlling interest in net income	2,812	—	—	2,812			2,812
Partners' interest in net income (loss)	$10,282	1,551	(2,433)	9,400	—		$9,400

(1)
Eliminations reverse each of the income statement line items of the proportional amounts for Joint venture FSRUs and record the Partnership's share of the Joint venture FSRUs net income (loss) to Equity in earnings (loss) of joint ventures.

(2)
Eliminations reverse the adjustment to Non-controlling interest in Segment EBITDA included for Segment EBITDA and the adjustment to reverse the Non-controlling interest in Segment EBITDA to reconcile to operating income and net income.

	Three months ended June 30, 2016
(in thousands of U.S. dollars)	Majority held FSRUs	Joint venture FSRUs (proportional consolidation)	Other	Total Segment reporting	Elimin- ations (1)	Consolidated reporting
Time charter revenues	$22,785	10,379	—	33,164	(10,379)	$22,785
Total revenues	22,785	10,379	—	33,164		22,785
Operating expenses	(5,123)	(1,908)	(1,524)	(8,555)	1,908	(6,647)
Construction contract expenses	(315)	—	—	(315)		(315)
Equity in earnings (losses) of joint ventures	—	—	—	—	(1,866)	(1,866)
Segment EBITDA	17,347	8,471	(1,524)	24,294
Depreciation and amortization	(2,636)	(2,376)	—	(5,012)	2,376	(2,636)
Operating income (loss)	14,711	6,095	(1,524)	19,282		11,321
Gain (loss) on derivative instruments	326	(4,174)	—	(3,848)	4,174	326
Other financial income (expense), net	(6,048)	(3,787)	(1,036)	(10,871)	3,787	(7,084)
Income (loss) before tax	8,989	(1,866)	(2,560)	4,563	—	4,563
Income tax expense	(500)	—	(1)	(501)	—	(501)
Net income (loss)	$8,489	(1,866)	(2,561)	4,062	—	$4,062

(1)
Eliminations reverse each of the income statement line items of the proportional consolidation amounts for Joint venture FSRUs and record the Partnership’s share of the Joint venture FSRUs’ net income (loss) to Equity in earnings (loss) of joint ventures.

	Six months ended June 30, 2017
(in thousands of U.S. dollars)	Majority held FSRUs	Joint venture FSRUs (proportional consolidation)	Other	Total Segment reporting	Elimin- ations		Consolidated reporting
Time charter revenues	$70,101	21,149	—	91,250	(21,149)	(1)	$70,101
Total revenues	70,101	21,149	—	91,250			70,101
Operating expenses	(13,955)	(4,603)	(3,072)	(21,630)	4,603	(1)	(17,027)
Construction contract expenses	(151)	—	—	(151)			(151)
Equity in earnings (losses) of joint ventures	—	—	—	—	6,360	(1)	6,360
Less: Non-controlling interest in Segment EBITDA	(10,417)	—	—	(10,417)	10,417	(2)	—
Segment EBITDA	45,578	16,546	(3,072)	59,052
Add: Non-controlling interest in Segment EBITDA	10,417	—	—	10,417	(10,417)	(2)	—
Depreciation and amortization	(10,526)	(4,916)	—	(15,442)	4,916	(1)	(10,526)
Operating income (loss)	45,469	11,630	(3,072)	54,027			48,757
Gain (loss) on derivative instruments	910	1,711	—	2,621	(1,711)	(1)	910
Other financial income (expense), net	(15,483)	(6,981)	(1,986)	(24,450)	6,981	(1)	(17,469)
Income (loss) before tax	30,896	6,360	(5,058)	32,198	—		32,198
Income tax expense	(3,797)	—	—	(3,797)	—		(3,797)
Net income (loss)	$27,099	6,360	(5,058)	28,401	—		$28,401
Non-controlling interest in net income	5,556	—	—	5,556			5,556
Partners’ interest in net income (loss)	$21,543	6,360	(5,058)	22,845	—		$22,845

(1)
Eliminations reverse each of the income statement line items of the proportional amounts for Joint venture FSRUs and record the Partnership's share of the Joint venture FSRUs net income (loss) to Equity in earnings (loss) of joint ventures.

(2)
Eliminations reverse the adjustment to Non-controlling interest in Segment EBITDA included for Segment EBITDA and the adjustment to reverse the Non-controlling interest in Segment EBITDA to reconcile to operating income and net income.

	As of June 30, 2017
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment	Elimin-		Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	ations		reporting
Vessels, net of accumulated depreciation	$689,241	270,382	—	959,623	(270,382)	(1)	$689,241
Net investment in direct financing lease	288,407	—	—	288,407	—		288,407
Goodwill	251	—	—	251	—		251
Advances to joint ventures	—	—	4,623	4,623	—		4,623
Total assets	1,061,914	290,739	11,699	1,364,352	(290,739)	(1)	1,073,613
Accumulated losses of joint ventures	—	—	50	50	(19,576)	(1)	(19,526)
Expenditures for vessels & equipment	—	365	—	365	(365)	(2)	—
Expenditures for drydocking	—	—	—	—	—	(2)	—
Principal repayment direct financing lease	1,704	—	—	1,704	—		1,704
Amortization of above market contract	1,801	—	—	1,801	—		1,801
Non-controlling interest: amortization of above market contract	$(299)	—	—	(299)	—		$—

(1)
Eliminates the proportional share of the Joint venture FSRUs’ Vessels, net of accumulated depreciation and Total assets and reflects the Partnership’s share of net assets (assets less liabilities) of the Joint venture FSRUs as Accumulated losses of joint ventures.

(2)	Eliminates the Joint venture FSRUs’ Expenditures for vessels & equipment and drydocking to reflect the consolidated expenditures of the Partnership

	Six months ended June 30, 2016
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment	Elimin-	Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	ations (1)	reporting
Time charter revenues	$44,454	21,117	—	65,571	(21,117)	$44,454
Total revenues	44,454	21,117	—	65,571		44,454
Operating expenses	(9,705)	(4,101)	(3,029)	(16,835)	4,101	(12,734)
Construction contract expenses	(315)	—	—	(315)		(315)
Equity in earnings (losses) of joint ventures	—	—	—	—	(8,575)	(8,575)
Segment EBITDA	34,434	17,016	(3,029)	48,421
Depreciation and amortization	(5,265)	(4,755)	—	(10,020)	4,755	(5,265)
Operating income (loss)	29,169	12,261	(3,029)	38,401		17,565
Gain (loss) on derivative instruments	662	(13,166)	—	(12,504)	13,166	662
Other financial income (expense), net	(12,220)	(7,670)	(2,036)	(21,926)	7,670	(14,256)
Income (loss) before tax	17,611	(8,575)	(5,065)	3,971	—	3,971
Income tax expense	(946)	—	(3)	(949)	—	(949)
Net income (loss)	$16,665	(8,575)	(5,068)	3,022	—	$3,022

(1)
Eliminations reverse each of the income statement line items of the proportional consolidation amounts for Joint venture FSRUs and record the Partnership’s share of the Joint venture FSRUs’ net income (loss) to Equity in earnings (loss) of joint ventures.

	As of December 31, 2016
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment	Elimin-		Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	ations		reporting
Vessels, net of accumulated depreciation	$342,591	274,932	—	617,523	(274,932)	(1)	$342,591
Net investment in direct financing lease	290,111	—	—	290,111	—		290,111
Goodwill	251	—	—	251	—		251
Advances to joint ventures	—	—	7,218	7,218	—		7,218
Total assets	698,869	298,712	111,598	1,109,179	(298,712)	(1)	810,467
Accumulated losses of joint ventures	—	—	50	50	(25,936)	(1)	(25,886)
Expenditures for vessels & equipment	537	783	—	1,320	(783)	(2)	537
Expenditures for drydocking	—	135	—	135	(135)	(2)	—
Principal repayment direct financing lease	3,192	—	—	3,192	—		3,192
Amortization of above market contract	$2,405	—	—	2,405	—		$2,405

(1)
Eliminates the proportional share of the Joint venture FSRUs’ Vessels, net of accumulated depreciation and Total assets and reflects the Partnership’s share of net assets (assets less liabilities) of the Joint venture FSRUs as Accumulated losses of joint ventures.

(2)	Eliminates the Joint venture FSRUs’ Expenditures for vessels & equipment and drydocking to reflect the consolidated expenditures of the Partnership